Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Fixed Stock Option Plans

The following table summarizes the Company’s fixed stock option plans (that do not have a TSAR attached to them) as of December 31:

	Options outstanding		Nonvested options
	Number of options	Weighted average exercise price	Number of options	Weighted average grant date fair value

Outstanding, January 1, 2013	4,226,641	$63.69	1,428,596	$20.70
New options granted	576,430	124.18	576,430	35.40
Exercised	(1,406,818)	55.06	N/A	N/A
Vested	N/A	N/A	(235,960)	21.14
Forfeited	(20,737)	105.25	(20,387)	29.31
Expired	(15,033)	105.89	(14,833)	29.00

Outstanding at December 31, 2013	3,360,483	77.15	1,733,846	25.35

Vested or expected to vest at
December 31, 2013(1)	3,347,274	$77.04	N/A	N/A

Exercisable at December 31, 2013	1,626,637	$60.43	N/A	N/A

(1) As at December 31, 2013, the weighted-average remaining term of vested or expected to vest options was 6.8 years with an aggregate intrinsic value of $280 million.

Stock Options Outstanding and Exercisable

The following table provides the number of stock options outstanding and exercisable as at December 31, 2013 by range of exercise price and their related intrinsic aggregate value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the amount that would have been received by option holders had they exercised their options on December 31, 2013 at the Company’s closing stock price of $160.65.

	Options outstanding				Options exercisable
Range of exercise prices	Number of options	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of options	Weighted average exercise price	Aggregate intrinsic value (millions)

$32.50 – $65.47	1,130,230	4.2	$54.05	$120	1,130,230	$54.05	$120
$65.48 – $74.93	920,400	7.1	72.82	81	431,400	72.18	38
$74.94 – $159.62	1,309,853	8.1	100.11	79	65,007	93.47	4

Total(1)	3,360,483	6.5	$77.15	$280	1,626,637	$60.43	$162

(1) As at December 31, 2013, the total number of in-the-money stock options outstanding was 3,360,483 with a weighted-average exercise price of $77.15. The weighted-average years to expiration of exercisable stock options is 4.7 years.

Weighted-Average Fair Value Assumptions

The weighted-average fair value assumptions were approximately:

	2013	2012	2011

Expected option life (years)(1)	6.25	6.03	6.30
Risk-free interest rate(2)	1.60%	1.47%	2.79%
Expected stock price volatility(3)	30%	31%	31%
Expected annual dividends per share(4)	$1.40	$1.40	$1.20
Estimated forfeiture rate(5)	1.2%	1.2%	0.7%
Weighted average grant date fair value of options granted during the year	$35.40	$19.04	$19.44

(1) Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour or, when available, specific expectations regarding future exercise behaviour were used to estimate the expected life of the option.

(2) Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.

(3) Based on the historical stock price volatility of the Company’s stock over a period commensurate with the expected term of the option.

(4) Determined by the current annual dividend at the time of grant. The Company does not employ different dividend yields throughout the contractual term of the option.

(5) The Company estimated forfeitures based on past experience. The rate is monitored on a periodic basis.

Summarized Information Related to the Company's Tandem Share Appreciation Rights

The following table summarizes information related to the Company’s TSARs as of December 31:

	TSARs outstanding
	Number of TSARs	Weighted average exercise price

Outstanding, January 1, 2013	168,075	$53.28
Exercised as TSARs	(350)	54.75
Exercised as Options	(104,305)	52.94
Vested	N/A	N/A
Expired	(200)	31.45

Outstanding at December 31, 2013	63,220	$53.89

Vested at December 31, 2013(1)	63,220	$53.89

Exercisable at December 31, 2013	63,220	$53.89

(1) As at December 31, 2013, the weighted average remaining term of vested TSARs was 2.3 years with an aggregate intrinsic value of $7 million. As at December 31, 2012, all TSARs outstanding were vested.

Number of TSARs Outstanding and Exercisable

The following table provides the number of TSARs outstanding and exercisable as at December 31, 2013 by range of exercise price and their related intrinsic value, and for TSARs outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money TSARs, which represents the amount that would have been received by TSAR holders had they exercised their TSAR on December 31, 2013 at the Company’s closing stock price of $160.65.

	TSARs outstanding				TSARs exercisable
Range of exercise prices	Number of TSARs	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of TSARs	Weighted average exercise price	Aggregate intrinsic value (millions)

$32.50 – $49.88	25,095	0.8	$39.06	$3	25,095	$39.06	$3
$49.89 – $60.13	14,825	1.9	57.70	2	14,825	57.70	2
$60.14 – $71.69	23,300	3.6	67.43	2	23,300	67.43	2

Total(1)	63,220	2.1	$53.89	$7	63,220	$53.89	$7

(1) As at December 31, 2013, the total number of in-the-money TSARs outstanding was 63,220 with a weighted-average exercise price of $53.89. The weighted-average years to expiration of exercisable TSARs is 2.10 years.

Total Fair Value of Shares Vested for All Stock Option Plans

The following table refers to the total fair value of shares vested for all stock option plans (including TSARs) during the years ended December 31:

(in millions of Canadian dollars)	2013	2012	2011

Regular stock option plan	$5	$33	$8
TSARs	–	1	1

Total	$5	$34	$9

Information Related to All Options Exercised in the Stock Option Plans

The following table provides information related to all options exercised in the stock option plans during the years ended December 31:

(in millions of Canadian dollars)	2013	2012	2011

Total intrinsic value	$103	$118	$17
Cash received by the Company upon exercise of options	83	198	29

Summary of Performance Share Unit Plan

The following table summarizes information related to the Company’s PSUs as at December 31:

	2013	2012

Outstanding, January 1	200,702	930,311
Granted	206,405	479,372
Units, in lieu of dividends	3,498	2,143
Vested	–	(610,568)
Forfeited	(60,680)	(600,556)

Outstanding at December 31	349,925	200,702

Summary of Deferred Share Unit Plan

The following table summarizes information related to the DSUs as of December 31:

	2013	2012

Outstanding, January 1	357,740	396,306
Granted	76,035	167,435
Units, in lieu of dividends	4,145	6,821
Forfeited	(2,372)	–
Redeemed	(103,327)	(212,822)

Outstanding, December 31	332,221	357,740

Summary of Restricted Share Unit Plan

The following table summarizes information related to the Company’s RSUs as at December 31:

	2013	2012

Outstanding, January 1	173,234	64,470
Granted	–	113,408
Units, in lieu of dividends	1,304	1,639
Exercised	(70,211)	–
Forfeited	(11,994)	(6,283)

Outstanding, December 31	92,333	173,234

Summary of Total Share Based Liabilities Paid

The following table summarizes the total share based liabilities paid for each of the years ended December 31:

(in millions of Canadian dollars)	2013	2012	2011

Plan
DSUs	$17	$19	$4
PSUs	–	55	–
RSUs	9	–	–

Total	$26	$74	$4